International Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Australia (0.6%)
	WiseTech Global Ltd.	656,113	17,702
Austria (0.6%)
	Erste Group Bank AG	172,063	18,587
Belgium (1.3%)
*	Argenx SE	35,662	25,881
	UCB SA	49,957	15,052
			40,933
Brazil (2.5%)
*	NU Holdings Ltd. Class A	4,887,791	70,237
	Raia Drogasil SA	1,673,439	7,602
			77,839
Canada (2.1%)
*	Shopify Inc. Class A (XTSE)	269,360	31,951
	Toronto-Dominion Bank	265,324	24,780
	Kinross Gold Corp.	282,792	8,631
			65,362
China (10.7%)
	Tencent Holdings Ltd.	1,174,500	74,079
	BYD Co. Ltd. Class H	5,086,700	69,542
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	738,200	43,676
*	PDD Holdings Inc. ADR	335,246	34,255
*,1	Meituan Class B	2,395,392	26,139
	Contemporary Amperex Technology Co. Ltd. Class A	322,100	19,057
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,655,400	15,698
*,1	Wuxi Biologics Cayman Inc.	3,586,500	15,424
*,1	Akeso Inc.	764,000	13,009
	Shenzhen Inovance Technology Co. Ltd. Class A	1,289,221	12,630
	Tencent Music Entertainment Group ADR	1,039,268	9,644
			333,153
Denmark (3.9%)
	DSV A/S	235,813	56,951
	Vestas Wind Systems A/S	706,657	21,320
*	Genmab A/S	50,746	13,667
	Novo Nordisk A/S Class B	357,910	13,098
	Ambu A/S Class B	1,134,662	12,126
*	Zealand Pharma A/S	75,843	3,532
			120,694
France (5.2%)
	L'Oreal SA (XPAR)	121,165	49,471
	Hermes International SCA	19,577	37,086
	Schneider Electric SE	78,267	21,318
	Air Liquide SA (XPAR)	99,543	20,575
	Legrand SA	126,268	19,616
	LVMH Moet Hennessy Louis Vuitton SE	23,034	12,592
*	SOITEC	60,821	3,731
			164,389
Germany (2.9%)
	SAP SE	129,885	22,143
	Bayerische Motoren Werke AG (XETR)	195,781	18,111
	Infineon Technologies AG	366,257	16,616
[2]	Beiersdorf AG	171,385	15,405
	Siemens AG (Registered)	47,588	11,594
*,1	Delivery Hero SE	322,360	5,990
			89,859

		Shares	Market Value ($000)
Hong Kong (1.9%)
	AIA Group Ltd.	5,460,000	60,668
India (1.7%)
	HDFC Bank Ltd.	3,647,398	28,570
	Reliance Industries Ltd.	1,051,705	15,125
*	MakeMyTrip Ltd.	218,779	8,158
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/2015, Cost $5,969)	19,170	81
			51,934
Indonesia (0.3%)
	Bank Central Asia Tbk PT	21,738,600	8,397
Israel (0.3%)
*,2	Wix.com Ltd.	100,217	9,027
Italy (2.8%)
	Ferrari NV	108,485	36,809
	Prysmian SpA	170,216	20,101
	FinecoBank Banca Fineco SpA	807,468	17,965
	Brunello Cucinelli SpA	152,170	13,299
			88,174
Japan (11.9%)
	Keyence Corp.	166,800	59,365
	Advantest Corp.	402,000	55,479
	Disco Corp.	93,800	38,231
	MS&AD Insurance Group Holdings Inc.	1,019,100	26,594
	Mitsubishi UFJ Financial Group Inc.	1,360,800	23,044
	Lasertec Corp.	98,900	22,013
	Fast Retailing Co. Ltd.	46,800	18,491
	Hoya Corp.	95,300	16,521
	ITOCHU Corp.	1,295,300	16,477
	Recruit Holdings Co. Ltd.	336,700	14,670
	KDDI Corp.	840,400	14,309
	Sony Group Corp.	541,100	11,278
	SBI Holdings Inc.	586,000	10,851
	Daikin Industries Ltd.	86,300	10,351
	SMC Corp.	22,000	8,653
	FUJIFILM Holdings Corp.	397,700	7,579
	SoftBank Group Corp.	273,900	6,669
	Shimano Inc.	55,400	5,784
	Terumo Corp.	411,500	5,528
			371,887
Netherlands (6.5%)
	ASML Holding NV	82,629	109,877
*,1	Adyen NV	54,565	54,611
	EXOR NV	314,313	24,060
	Heineken NV	179,048	13,772
			202,320
Norway (0.5%)
	DNB Bank ASA	527,865	16,516
Singapore (2.1%)
*	Sea Ltd. ADR	811,284	67,182
South Korea (3.3%)
*	Coupang Inc.	2,221,377	41,940
	SK Hynix Inc.	63,570	36,067
	Samsung Electronics Co. Ltd. (XKRX)	201,381	23,554
	APR Corp.	9,423	2,150
			103,711
Spain (1.2%)
	Banco Bilbao Vizcaya Argentaria SA	1,105,055	23,869
	Iberdrola SA (XMAD)	616,923	14,124
			37,993
Sweden (5.2%)
*	Spotify Technology SA	181,993	88,250
	Atlas Copco AB Class A	3,513,225	61,997

		Shares	Market Value ($000)
	Svenska Handelsbanken AB Class A	568,130	7,490
*	Kinnevik AB Class B	853,670	4,591
			162,328
Switzerland (6.4%)
	Galderma Group AG	203,331	39,961
	Roche Holding AG	83,531	33,337
	Lonza Group AG (Registered)	49,025	31,450
	Cie Financiere Richemont SA Class A (Registered)	101,805	17,975
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,230	17,272
[1]	VAT Group AG	23,883	14,899
	Sika AG (Registered)	87,063	14,411
	Alcon AG	154,186	11,655
	Temenos AG (Registered)	109,636	9,609
	Belimo Holding AG (Registered)	11,296	9,174
			199,743
Taiwan (7.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,790,000	219,193
	Hon Hai Precision Industry Co. Ltd.	1,508,000	9,218
			228,411
United Kingdom (7.5%)
	RELX plc	1,252,953	41,050
*	Wise plc Class A	3,077,907	37,065
	AstraZeneca plc	159,775	31,242
	London Stock Exchange Group plc	172,996	20,429
	Haleon plc	4,091,770	20,250
	Rio Tinto plc	199,334	18,493
	Reckitt Benckiser Group plc (XLON)	235,687	15,848
	HSBC Holdings plc	958,003	15,733
	Sage Group plc	767,122	8,596
	BAE Systems plc	261,137	7,656
	Bunzl plc	218,905	6,590
	Whitbread plc	169,735	5,218
*	Ocado Group plc	1,753,576	4,212
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/2015, Cost $5,200)	3,903,900	1,421
			233,803
United States (7.1%)
*	MercadoLibre Inc.	59,296	102,524
	Shell plc	906,187	42,374
	NVIDIA Corp.	184,527	32,182
*	Moderna Inc.	373,768	18,987
*	Atlassian Corp. Ltd. Class A	173,736	11,857
*	ARM Holdings plc ADR	71,045	10,748
	Microsoft Corp.	8,998	3,331
*	Mobileye Global Inc. Class A	186,975	1,285
			223,288
Total Common Stocks (Cost $2,634,118)			2,993,900
Preferred Stock (0.9%)
	Sartorius AG Preference Shares (Cost $56,677)	114,635	28,683

		Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[5,6]	Vanguard Market Liquidity Fund, 3.687% (Cost $108,373)	1,083,753	108,365
Total Investments (100.2%) (Cost $2,799,168)			3,130,948
Other Assets and Liabilities—Net (-0.2%)			(6,761)
Net Assets (100%)			3,124,187
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $145,770, representing 4.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,423.
3	Restricted securities totaling $1,502, representing 0.0% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $10,730 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2026	303	43,952	(478)
MSCI Emerging Markets Index	June 2026	306	22,255	(238)
				(716)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	USD	127	CHF	97	4	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	2,133	EUR	1,825	16	—
Toronto-Dominion Bank	6/17/2026	USD	176	SEK	1,612	5	—
						25	—
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	324,115	42,374	—	366,489
Common Stocks—Other	258,456	2,367,453	1,502	2,627,411
Preferred Stock	—	28,683	—	28,683
Temporary Cash Investments	108,365	—	—	108,365
Total	690,936	2,438,510	1,502	3,130,948
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	25	—	25
Liabilities
Futures Contracts[1]	(716)	—	—	(716)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.